Investment Strategy	Sep. 15, 2025
Global Listed Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Under Principal Investment Strategies, delete the first sentence in the third paragraph that states, “The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund.” in its entirety.